Operating Segment Information - Summary of Segment Results (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers	¥ 58,639	¥ 120,860
Reportable segment revenue	58,639	120,860	¥ 114,930
Reportable segment (loss)/profit before income tax	(16,481)	4,302	¥ 3,867
Other segment information
Depreciation and amortization	22,248	22,077
Impairment charges/ Impairment losses on financial assets, net	216	20
Interest income	166	96
Interest expense	5,214	5,169
Capital expenditure	18,417	43,156
Reportable segment assets	282,408	282,936
Reportable segment liabilities	225,496	212,539
Airline transportation operations [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers	58,337	119,240
Reportable segment revenue	58,337	119,240
Reportable segment (loss)/profit before income tax	(17,062)	2,745
Other segment information
Depreciation and amortization	21,965	21,816
Impairment charges/ Impairment losses on financial assets, net	215	20
Interest income	178	108
Interest expense	5,212	5,152
Capital expenditure	17,778	42,853
Reportable segment assets	275,028	274,578
Reportable segment liabilities	224,862	211,035
Other segments [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers	302	1,620
Intersegment sales	1,499	2,052
Reportable segment revenue	1,801	3,672
Reportable segment (loss)/profit before income tax	684	1,164
Other segment information
Depreciation and amortization	283	261
Impairment charges/ Impairment losses on financial assets, net	1
Interest income	1	1
Interest expense	15	30
Capital expenditure	639	303
Reportable segment assets	5,510	6,225
Reportable segment liabilities	2,228	3,146
Eliminations [member]
Disclosure of operating segments [Line Items]
Intersegment sales	(1,499)	(2,052)
Reportable segment revenue	(1,499)	(2,052)
Other segment information
Interest income	(13)	(13)
Interest expense	(13)	(13)
Reportable segment assets	(1,736)	(1,943)
Reportable segment liabilities	(1,736)	(1,943)
Unallocated [member]
Disclosure of operating segments [Line Items]
Reportable segment (loss)/profit before income tax	(103)	393
Other segment information
Reportable segment assets	3,606	4,076
Reportable segment liabilities	¥ 142	¥ 301